Summary of Movements in Deferred Income Tax (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Tax Disclosures [Line Items]
Provision for contingencies	R$ 1,487,719	R$ 4,235,797		R$ 3,827,131		R$ 1,539,343
Allowance for doubtful accounts	891,901	693,315		654,624		658,870
Profit sharing	14,325	101,993		22,304		64,243
Foreign exchange differences	221,963	1,062,308		1,062,308		1,778,361
Merged goodwill	1,806,119	1,922,367
Hedge accounting						207,608
Other temporary items	981,472	839,166
Other temporary differences		1,653,873		2,037,477		1,590,285
License		1,107,660		1,246,117		1,384,574
Tax loss carryforwards	15,640,294	5,752,241	[1]	4,956,994	[1]
Total deferred taxes assets	21,043,793	14,607,187		13,806,955		11,357,662
Other intangibles	(2,273,867)	(2,428,128)		(2,707,265)		(3,047,832)
Pension plan assets	(350,027)	(333,899)		(316,060)		(299,574)
Other temporary differences	(1,131,919)	(1,073,293)	[2]	(1,324,904)	[2]	(914,086)
Total deferred tax liabilities	(3,755,813)	(3,835,320)		(4,348,229)		(4,261,492)
Valuation allowance	(17,887,715)	(11,269,242)	[3]	(10,134,731)	[3]	(6,239,713)
Total net deferred tax	(599,735)	(497,375)		(676,005)		856,457
Corporation Taxes
Income Tax Disclosures [Line Items]
Tax loss carryforwards				4,956,994		R$ 4,134,378
Acquisition of Investment
Income Tax Disclosures [Line Items]
Provision for contingencies	(2,748,078)	408,666		2,287,788
Allowance for doubtful accounts	198,586	38,691		(4,246)
Profit sharing	(87,668)	79,689		(41,939)
Foreign exchange differences	(840,345)			(716,053)
Merged goodwill	(116,248)
Other temporary items	142,306
Other temporary differences		(383,604)		447,192
License		(138,457)		(138,457)
Tax loss carryforwards	10,124,399	1,853,701
Total deferred taxes assets	6,672,952	1,858,686		2,656,901
Other intangibles	154,261	279,137		340,567
Pension plan assets	(16,116)	(49,996)		(70,253)
Other temporary differences	(326,826)	251,611		(410,818)
Total deferred tax liabilities	(188,681)	480,752		(140,504)
Valuation allowance	(6,618,473)	(1,134,511)		(4,048,859)
Total net deferred tax	(134,202)	1,204,927		(1,532,462)
Acquisition of Investment | Corporation Taxes
Income Tax Disclosures [Line Items]
Tax loss carryforwards				822,616
Recognized In Deferred Tax
Income Tax Disclosures [Line Items]
Hedge accounting				(207,608)
Total deferred taxes assets				(207,608)
Pension plan assets		32,157		53,767
Total deferred tax liabilities		32,157		53,767
Valuation allowance				R$ 153,841
Total net deferred tax		32,157
AddBack off Sets
Income Tax Disclosures [Line Items]
Tax loss carryforwards	(236,346)	(1,058,454)	[4]
Total deferred taxes assets	(236,346)	(1,058,454)	[4]
Other temporary differences	268,188
Total deferred tax liabilities	268,188
Total net deferred tax	R$ 31,842	R$ (1,058,454)	[4]

[1]	The tax loss carryfowards of approximately R$16,918,355 corresponding to R$5,752,241 million of deferred tax assets, do not expire, and may be carried forward indefinitely. The Company can offset their tax loss carryforwards against taxable income up to a limit of 30% per year, pursuant to the prevailing tax law.
[2]	Refer mainly the tax effects of foreign exchange liabilities, inflation adjustments of judicial deposits and tax incentives.
[3]	For the year ended December 31, 2017, total valuation allowance increased from R$10,134,731 (6,239,713 in 2015) to R$11,269,242, reflecting a net change in the valuation allowance totaling R$1,134,511 recognized for the companies that, as of December 31, 2017, do not expect to generate sufficient future taxable profits, based on consistent assumptions and timing used in the analysis of the potential impairment of long-lived assets and goodwill, against which tax assets could be offset. Most of deferred tax assets have been reduced by a valuation allowance to the amount supported by reversing taxable temporary difference. The deferred tax assets not offset by valuation allowance are dependent upon the generation of future pretax income in certain tax-paying components in Brazil that have a history of profitability and an expectation of continued profitability. Management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets that are not subject to the valuation allowance. However, deferred income tax assets can be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.
[4]	(*) This year offsets relates to the tax debts included in the Tax Compliance Program (PRT) and in the Special Tax Compliance Program (PERT), as it was possible to convert some amount of tax loss carryforwards into tax credits in order to offset part of the debts paid under the rules of such Programs, in the amount of R$1,035 million and R$21 million, respectively (Note 17). R$208,642 refers to the utilization of tax loss carryforwards for Income Tax and R$849,812 refers to utilization of tax loss carryforwards for non-income tax.